Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-38203
Entity Registrant Name	Mynd.ai, Inc.
Entity Address, Address Line One	Maples Corporate Services Limited
Entity Address, Address Line Two	PO Box 309
Entity Address, Address Line Three	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1104
Entity Address, Country	KY
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Central Index Key	0001708441